GOING CONCERN - Schedule of Working Capital and Liquid Equity Position (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Going concern [Abstract]
Net working capital	R$ (8,599,395)	R$ (23,169,625)
Variation	14,570,230
Equity	(5,154,864)	R$ (29,038,062)	R$ (26,040,457)	R$ (30,435,270)
Variation	R$ 23,883,198